Related Party Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended			12 Months Ended				3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Iveco-Oto Melara Societa consortile [Member]	Dec. 31, 2013 Iveco-Oto Melara Societa consortile [Member]	Dec. 31, 2012 Chrysler Group LLC [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member] Initial amount due [Member]	Dec. 31, 2012 Fiat Group Automobile Spa [Member] Indian Excise Department [Member] Maximum Interest Due [Member]	Jun. 30, 2013 Brembo Group [Member]	Jun. 30, 2013 Brembo Group [Member]
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.40%
Lease term				2 years
Annual lease rent				$ 1.3
Due from related party					45	59	128
Pledged guarantees on commitments		285	272
Cost of goods sold								$ 12	$ 25